UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $67,264 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2371    50395 SH       SOLE                    50395
ALTRIA GROUP INC               COM              02209S103      359    21900 SH       SOLE                    21900
AUTOMATIC DATA PROCESSING      COM              053015103     3622   102190 SH       SOLE                   102190
BAXTER INTL                    COM              071813109     3482    65750 SH       SOLE                    65750
BECTON DICKINSON               COM              075887109     2618    36713 SH       SOLE                    36713
BERKSHIRE HATHAWAY 'B'         COM              084670702     4604     1590 SH       SOLE                     1590
COCA-COLA                      COM              191216100      472     9838 SH       SOLE                     9838
COLGATE-PALMOLIVE              COM              194162103     4245    60008 SH       SOLE                    60008
EXXON MOBIL CORP               COM              30231G102      252     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     2920    52725 SH       SOLE                    52725
GILEAD SCIENCES                COM              375558103     2770    59135 SH       SOLE                    59135
GOOGLE INC CL A                COM              38259P508     3548     8415 SH       SOLE                     8415
GRAINGER WW                    COM              384802104     1572    19201 SH       SOLE                    19201
HARRIS CORP                    COM              413875105     2149    75780 SH       SOLE                    75780
HEWLETT PACKARD                COM              428236103     4657   120488 SH       SOLE                   120488
INTL BUS. MACHINES             COM              459200101      261     2500 SH       SOLE                     2500
JOHNSON&JOHNSON                COM              478160104      409     7202 SH       SOLE                     7202
KRAFT FOODS                    COM              50075N104      558    22040 SH       SOLE                    22040
MCKESSON CORP                  COM              58155Q103     1610    36585 SH       SOLE                    36585
MFS Muni Income TR SBI         COM              552738106      106    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     4470   188065 SH       SOLE                   188065
MYLAN LABS INC                 COM              628530107      192    14740 SH       SOLE                    14740
NIKE INC CLASS B               COM              654106103     2216    42805 SH       SOLE                    42805
OMNICOM GRP                    COM              681919106     1943    61530 SH       SOLE                    61530
PATTERSON INC.                 COM              703395103     1216    56018 SH       SOLE                    56018
PEPSICO INC.                   COM              713448108     4379    79676 SH       SOLE                    79676
PHILIP MORRIS INTL             COM              718172109      955    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109     2603    50945 SH       SOLE                    50945
SARA LEE                       COM              803111103      198    20335 SH       SOLE                    20335
ST JUDE MED                    COM              790849103     2854    69435 SH       SOLE                    69435
STARBUCKS                      COM              855244109      144    10400 SH       SOLE                    10400
TELLABS INC.                   COM              879664100      124    21680 SH       SOLE                    21680
VARIAN MED SYS                 COM              92220P105     1186    33755 SH       SOLE                    33755
WAL-MART STORES                COM              931142103      244     5030 SH       SOLE                     5030
WALT DISNEY CO.                COM              254687106     1953    83711 SH       SOLE                    83711